Consolidated Statements of Stockholders' Equity (Parenthetical) (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Statement of Stockholders' Equity [Abstract]
Cash dividends paid on common stock (in USD per share)	$ 0	$ 0.59	$ 1.76	$ 0.72	$ 0.72